Going Concern And Liquidity Considerations	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Going Concern And Liquidity Considerations [Text Block]

9. Going Concern and Liquidity Considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As at March 31, 2012, the Company had a working capital deficiency of $1,944,903 and an accumulated deficit of $29,241,738. The Company intends to fund operations for fiscal 2012 and 2013 with our cash on hand of $208,192 (as at March 31, 2012) and the debenture entered into on March 28, 2012, pursuant to which we are entitled to collect $1,500,000 in net proceeds.

The ability of the Company to emerge from the exploration stage is dependent upon, among other things, obtaining additional financing to continue operations, explore and develop the mineral properties and the discovery, development and sale of ore reserves.

In response to these problems, management intends to raise additional funds through public or private placement offerings.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

8. Going Concern and Liquidity Considerations

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. As at June 30, 2011, the Company had a working capital deficiency of $633,810 and an accumulated deficit of $25,466,833. The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditures, working capital and other cash requirements for the next twelve months.

The ability of the Company to emerge from the exploration stage is dependent upon, among other things, obtaining additional financing to continue operations, explore and develop the mineral properties and the discovery, development and sale of ore reserves.

In response to these problems, management intends to raise additional funds through public or private placement offerings, and continued funding from convertible debentures.

These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.